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John Hancock Life Insurance Company

John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117

Law Sector                                          [LOGO OF JOHN HANCOCK]

                                         May 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

       Re: JOHN HANCOCK LIFE INSURANCE COMPANY
           REGISTRATION STATEMENTS FILED ON FORM N-4
           -----------------------------------------

             John Hancock Variable Annuity Account U (Accommodator) # 2-38827 John Hancock Variable Annuity Account U (Independence) # 33-34813 John Hancock Variable Annuity Account V (Accommodator
               2000)                                                 # 33-15672
             John Hancock Variable Annuity Account V (Independence
               Preferred, Independence 2000)                         # 33-82646
             John Hancock Variable Annuity Account V (Patriot)       #333-64153
             John Hancock Variable Annuity Account H (Declaration,
                Patriot)                                             #333-08345
             John Hancock Variable Annuity Account H (Revolution) #338-84765 John Hancock Variable Annuity Account H (Revolution-
                Access)                                              #333-84771
             John Hancock Variable Annuity Account H (Revolution-
                Extra)                                               #333-84783
             John Hancock Variable Annuity Account H (Revolution-
                Value)                                               #333-81103


           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
           REGISTRATION STATEMENTS FILED ON FORM N-4
           -----------------------------------------

             John Hancock Variable Annuity Account I (Independence
               Preferred, Independence 2000)                         # 33-82648
             John Hancock Variable Annuity Account I (Marketplace) #333-16949 John Hancock Variable Annuity Account JF (Declaration,
               Patriot)                                              # 33-64947
             John Hancock Variable Annuity Account JF (Revolution) #333-84763 John Hancock Variable Annuity Account JF (Revolution-
               Access)                                               #333-84769
             John Hancock Variable Annuity Account JF (Revolution-
               Extra)                                                #333-84767
             John Hancock Variable Annuity Account JF (Revolution-
               Value)                                                #333-81127


Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-4 that;


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                                      -2-

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
--------------------
    Ronald J. Bocage